INCOME TAX (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2017
Disclosure Of Income Tax [Line Items]
Reduced corporate tax rate as per investment law	12.00%
Tax rate for enterprise located in development area A	7.50%
Net operating loss carryforwards	$ 307,200	$ 315,000
Capital loss to carry forward	$ 27,700	0
Capital Loss Carryforwards Expiration Period	5 years
Tax rate of taxable income as per Tax Cuts And Jobs Act				80.00%
Gross Unrecognized Tax Benefits	$ 6,383	$ 7,188
Domestic
Disclosure Of Income Tax [Line Items]
Primary tax rate of the Company	23.00%	23.00%	23.00%
Net operating loss carryforwards	$ 20,400	$ 0
Capital loss to carry forward	3,000	100
US
Disclosure Of Income Tax [Line Items]
Net operating loss carryforwards	100,800
International
Disclosure Of Income Tax [Line Items]
Net operating loss carryforwards	19,200	22,300
Capital loss to carry forward	900	0
United states federal Net operating loss
Disclosure Of Income Tax [Line Items]
Net operating loss carryforwards	56,700	65,700
United States Federal Net Operating Loss One [Member]
Disclosure Of Income Tax [Line Items]
Net operating loss carryforwards	$ 315,000	$ 500
Net operating loss carryforwards expiration period	52 years